ANNUAL REPORT
                                                              SEPTEMBER 30, 2000

                                 REYNOLDS FUNDS
                              NO-LOAD MUTUAL FUNDS

REYNOLDS
FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME
CONSISTENT WITH A STABLE NET ASSET VALUE

                                 1-800-773-9665
                             WWW.REYNOLDSFUNDS.COM

                                 REYNOLDS FUNDS

Dear Fellow Shareholders:                                      October 27, 2000

  We appreciate your continued confidence in the Reynolds Funds and would like to welcome our many new shareholders. The inception of the Reynolds Fund, our third equity fund, was October 1, 1999. The Reynolds Money Market Fund now has unlimited check writing with no minimum amount.

  The Reynolds, Blue Chip and Opportunity Funds had strong appreciation for the twelve months ended September 30, 2000:

                   October 1, 1999 through September 30, 2000

                                     +31.4%
                                    REYNOLDS
                                      FUND

                                     +23.3%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +26.9%
                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip and Opportunity Funds also had strong appreciation for the three years ended September 30, 2000:

                          Average Annual Total Returns
                   October 1, 1997 through September 30, 2000

                                     +28.9%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +31.6%
                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip and Opportunity Funds also had strong appreciation for the five years ended September 30, 2000:

                          Average Annual Total Returns
                   October 1, 1995 through September 30, 2000

                                     +29.4%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +25.7%
                                    REYNOLDS
                                OPPORTUNITY FUND

                                THE REYNOLDS FUND

  The Reynolds Fund is a general stock fund and is intended to be a long-term investment holding. The Fund may own common stocks of all types and sizes and will mainly invest in high quality common stocks of U.S. headquartered companies. While the Fund will generally invest in "growth" stocks, it may also invest in "value" stocks. I am the portfolio manager of this Fund in addition to continuing to manage the four other No-Load Reynolds Funds.

  The Reynolds Fund's return was +31.4% for the one-year ended September 30, 2000 and -5.7% for the nine months ended September 30, 2000. The Reynolds Fund increased +31.4% since inception (October 1, 1999) through September 30, 2000. This was an average annual compounded rate of return of +31.4%. The Reynolds Fund had net assets of $69.3 million as of September 30, 2000. Its NASDAQ symbol is REYFX and it is usually listed in the newspapers under the Reynolds Funds heading as Reyn Fd or Reynlds Fnd.

                        THE REYNOLDS BLUE CHIP GROWTH FUND

  The Reynolds Blue Chip Growth Fund has investments in many of the premier worldwide growth companies. These companies have proven management, strong financials including low debt and high return on equity, leading research and development, and dominant worldwide products with good unit sales growth. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders over the long-term, continue to strongly increase their earnings and continue to significantly increase shareholder wealth.

  The Blue Chip Fund's return was +23.3% for the one-year ended September 30, 2000 and -7.6% for the nine months ended September 30, 2000. The Blue Chip Fund's return was +114.3% for the three years ended September 30, 2000 and +262.6% for the five years ended September 30, 2000. These were average annual compounded rates of return of +28.9% and +29.4%, respectively. The Blue Chip Fund's return was +558.6% for the ten years ended September 30, 2000. This was an average annual compounded rate of return of +20.7%. The Blue Chip Fund increased +655.1% since inception (August 12, 1988), through September 30, 2000. This was an average annual compounded rate of return of +18.1%.

  The Blue Chip Fund has received many awards for its recent performance including:

   (1) America Online - Featured on Sage Online July 6, 2000 and June 5, 2000.

   (2) Business Week - Featured in the January 24, 2000 issue.

   (3) CNBC - Featured on July 28, 2000 and March 2, 2000.

   (4) Consumer Reports - Featured in the April 2000 issue.

   (5) Investor's Business Daily - The Blue Chip Fund has an A ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36-month performance. The top 10% of all mutual funds receive an A ranking. Investor's Business Daily considered 5,819 mutual funds for the three years ended September 30, 2000 in determining this ranking. Featured in the October 13, 2000 and May 12, 2000 editions.

   (6) Louis Ruykeyser's Mutual Funds - Featured in the October 2000 issue.

   (7) Mutual Funds Magazine - Chosen as the #1 growth mutual fund for 2000 in the December 1999 issue. Also featured in the November 2000 and June 2000 issues.

   (8) Schwab - Included in the Schwab Mutual Fund Select List - Second Quarter 2000.

   (9) Smart Money - Featured in the February 7, 2000 issue.

  (10) Standard & Poor's - Designated as a Standard & Poor's Select Fund as of September 2000. Featured in Standard & Poor's - The Outlook in the September 20, 2000 issue.

  (11) USA Today - Featured as one of 25 USA Today All-Star Mutual Funds in the February 28, 2000 edition. Chosen from 3,950 funds in the Morningstar universe.

  (12) Wall Street Journal - Featured in the May 2, 2000 edition.

                          THE REYNOLDS OPPORTUNITY FUND

  The Reynolds Opportunity Fund generally invests in medium and large size high quality companies that have proven themselves in the marketplace and are leaders in their industries. These well-managed companies usually have sales of more than $500 million and are demonstrating strong earnings growth from proprietary innovative products.

  A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund and the new Reynolds Fund. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip and Reynolds Funds, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholder wealth in the future.

  The Reynolds Opportunity Fund increased +26.9% for the one-year ended September 30, 2000 and -10.8% for the nine months ended September 30, 2000. The Opportunity Fund increased +127.9% for the three years ended September 30, 2000 and increased +213.5% for the five years ended September 30, 2000. These were average annual compounded rates of return of +31.6% and +25.7%, respectively. The Opportunity Fund increased +344.3% since inception (January 30, 1992) through September 30, 2000. This was an average annual compounded rate of return of +18.8%. The Opportunity Fund has an A+ ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36-month performance. The top 5% of all mutual funds receive an A+ ranking. Investor's Business Daily considered 5,819 mutual funds for the three years ended September 30, 2000 in determining this ranking. The Opportunity Fund was featured in Louis Ruykeyser's Mutual Funds in the October 2000 issue and was featured in Mutual Funds Magazine in the June 2000 issue.

  The Board of Directors declared a distribution of $0.43493 from net short-term realized gains on October 27, 2000. This distribution will be paid on October 30, 2000 to shareholders of record on October 26, 2000.

                      THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities. As of September 30, 2000, the assets were invested approximately 6.6% in U.S. Treasury Securities, 73.5% in Federal Agencies, and 18.9% in high quality cash equivalents.

  The Reynolds U.S. Government Bond Fund is designed to satisfy many of the fixed income objectives of investors. For example, the Bond Fund is actively managed and is invested in bonds having many different maturities, which reduces the risk that a large percentage of the bonds in the Fund mature at an inopportune time for reinvestment. The Bond Fund had a dollar weighted average maturity of .8 years on September 30, 2000. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short- and long-term economic, inflation and interest rate forecasts.

  The Reynolds U.S. Government Bond Fund's return was +4.9% for the one-year ended September 30, 2000. The Bond Fund's return was +14.8% for the three years ended September 30, 2000 and +26.7% for the five years ended September 30, 2000. These were average annual compounded rates of return of +4.7% and +4.9%, respectively. The Bond Fund's return was +51.6% since inception (January 30,
1992) through September 30, 2000. This was an average annual compounded rate of return of +4.9%.

                          THE REYNOLDS MONEY MARKET FUND

  The Reynolds Money Market Fund now has unlimited check writing with no minimum amount per check. The Reynolds Money Market Fund is designed to provide for investor's short-term cash management needs. For ease of redemption, the Money Market Fund offers: (1) check writing ($.20 printing charge per check); or(2)telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($12.00 wiring charge - no charge if part of the systematic withdrawal plan which has a $100 minimum withdrawal). As of September 30, 2000, the dollar weighted average days to maturity of the Money Market Fund was 31 days.

  The Reynolds Money Market Fund's yield should vary with the rate of inflation over the years. Its yield is usually higher than inflation and higher than or approximately the same as most brokerage-firm sponsored money market funds. Brokerage-firm sponsored money market funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most short-term bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

  The Reynolds Money Market Fund's return was +5.3% for the one-year ended September 30, 2000. The Money Market Fund's return was +15.5% for the three years ended September 30, 2000 and +27.1% for the five years ended September 30, 2000. These were average annual compounded rates of returns of +4.9% and +4.9%, respectively. The Money Market Fund returned +51.9% since inception (January 30,
1991) through September 30, 2000. This was an average annual compounded rate of return of +4.4%.

                               ECONOMIC DISCUSSION
                                THE WORLD ECONOMY

  Over the long-term, there are more than 1.5 billion people in the world who will be experiencing a higher standard of living and using and consuming many products as capitalism grows in many countries such as China and Eastern Europe. Many other countries, such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services and governments that are encouraging foreign investment.

  Worldwide inflation remains low. There are many reasons for this including: worldwide growth is at reasonable levels, committed central bankers, fiscal restraint by governments, the worldwide competition for products and labor is keeping costs low and economic systems are more efficient. In addition, cost cutting and restructuring is spreading to many countries, more efficient private-sector operations are replacing inefficient state-run enterprises, and excess capacity exists in many markets. The Blue Chip and Opportunity Funds and the new Reynolds Fund are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                 THE U.S. ECONOMY

  The majority of government and private sector data indicate that the U.S. economy will continue to have moderate, but not excessive, broad based growth. Gross Domestic Product (GDP) increased 4.2% in 1999 after increasing 4.4% in 1998 and 4.4% in 1997. GDP is estimated to increase 4.7% in 2000 and 3.5% in 2001. The U.S. economy is affected by the strengths and weaknesses of other economies, but not as much as is sometimes implied in the financial press. For example, exports are only 14% of U.S. GDP.

  U.S. inflation is low relative to the last thirty years due to such factors as global competition, good decisions made by the Federal Reserve, advances in technology resulting in increasing productivity, better inventory controls and the internet is helping to lower costs. U.S. inflation increased at a manageable 2.2% rate in 1999 after increasing 1.6% in 1998 and 2.3% in 1997. U.S. inflation is estimated to increase 3.0% in 2000 and 2.6% in 2001.

                                INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) the current environment of moderate U.S economic growth, inflation and interest rates is a positive; (2) U.S. industry is more competitive than at any time in the past quarter century and U.S. companies are the leaders in the majority of industries worldwide; (3) the U.S. budget is running a surplus versus a deficit in the early 1990s; (4) productivity is increasing and; (5) the internet is beginning to produce efficiencies.

                       INFORMATION ABOUT THE REYNOLDS FUNDS

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "1" then "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR REYNOLDS MONEY MARKET FUND AND U.S. GOVERNMENT BOND FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "1" then "2".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week), press "1" then "3" and enter your 16 digit account number which appears at the top right of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT ACCOUNT INFORMATION AND CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 and press "1" then "1" from 6 A.M. to 5 P.M. (PST).

  REYNOLDSFUNDS.COM WEB SITE: Information available online includes the most recent quarterly top ten holdings and industry percentages, current net asset values (usually available about one hour earlier than by calling the Reynolds Funds 800 number), and detailed financial statistics and graphs of past performance. Also links to Quicken and Morningstar information regarding the Reynolds Funds.

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are:
(1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each months' accrued dividends are posted; (2) Reynolds Fund, Blue Chip and Opportunity Fund statements are sent twice a year when any ordinary income or capital gains are distributed; and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX REPORTING:   Individual 1099 forms, which summarize any dividend income and any long-or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE:  The Reynolds, Blue Chip and
Opportunity Funds are listed in many major daily newspapers including Investor's Business Daily, The New York Times, The Wall Street Journal and USA Today. Many newspapers have a separate heading listed alphabetically for the Reynolds Funds. The Reynolds Fund, Blue Chip Fund and Opportunity Funds appear under that heading. The Reynolds Fund has the symbol Reyn Fd or Reynlds Fnd, the Blue Chip Fund has the symbol BluChpGr or Blue Chip, and the Opportunity Fund has the symbol Oppty or Opportunity. The U.S. Government Bond Fund will be listed in newspapers once it has either $25 million of net assets or 1,000 shareholders.

  NASDAQ SYMBOLS: Reynolds Fund - REYFX, Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts. ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the traditional IRA, Roth IRA, Education IRA, Simple IRA, 401(k), SEP-IRA, 403(b)(7) and Keogh Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds ($50 minimum) at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or transfer funds to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS:  As often as desired - no charge.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  TAX EFFICIENCY: The Reynolds Stock Funds do not attempt to achieve their investment objectives by active and frequent trading of common stocks. When making investment decisions, we consider the tax consequences of the Fund's portfolio transactions. We attempt to be highly tax efficient.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or redemption fees ("loads") are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We look forward to strong results in the future.

Sincerely,

/s/ Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Reynolds Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

 The Reynolds Fund's performance was positively affected during the first half of its fiscal year ended September 30, 2000 by the strong earnings growth of many of the stocks in its portfolio and by the market leadership of high quality growth stocks. During the first half of its fiscal year ended September 30, 2000 much of the gains in the equity markets were attributable to a relatively small group of larger capitalization growth companies. Many of these stocks were held by the Reynolds Fund as its principal investment strategy is to invest in "blue chip" companies like these market leaders. The Reynolds Fund also invested in stocks of smaller capitalization companies that outperformed the market leaders during the first half of its fiscal year. The Reynolds Fund was also positively affected by the continuing economic recovery, which positively influenced equity markets during the first half of its fiscal year. In the second half of the Reynolds Fund's fiscal year it was negatively affected by the stock market's correction particularly for leading technology and other high quality growth stocks.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     REYNOLDS FUND AND S&P 500 INDEX(1)<F2>

            DATE               REYNOLDS FUND              S&P 500 INDEX
            ----               -------------              -------------
          10/1/99*<F1>            $10,000                    $10,000
         12/31/99                 $13,930                    $11,488
          3/31/00                 $15,160                    $11,752
          6/30/00                 $13,430                    $11,439
          9/30/00                 $13,140                    $11,328

*<F1>  INCEPTION DATE

                          AVERAGE ANNUAL TOTAL RETURN

                                               SINCE INCEPTION
                      1-YEAR                       10/1/99
                      ------                       -------
                      31.4%                         31.4%

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

(1)<F2> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Fund
STATEMENT OF NET ASSETS
September 30, 2000

                                                                      QUOTED
 SHARES                                                            MARKET VALUE
 ------                                                            ------------
COMMON STOCKS -- 98.8% (A)<F4>

           APPLICATION SOFTWARE -- 13.4%
   4,000   Adobe Systems Inc.                                      $   621,000
   4,000   Business Objects S.A.-SP ADR*<F3>                           452,250
   5,000   Commerce One, Inc.*<F3>                                     392,500
   6,000   Computer Associates
             International, Inc.                                       151,125
   5,000   i2 Technologies, Inc.*<F3>                                  935,312
   6,000   Intuit Inc.*<F3>                                            342,000
   9,000   Legato Systems, Inc.*<F3>                                   120,937
  11,000   Microsoft Corp.*<F3>                                        663,437
  21,000   Oracle Corp.*<F3>                                         1,653,750
   5,000   Peregrine Systems, Inc.*<F3>                                 94,688
  27,000   Siebel Systems, Inc.*<F3>                                 3,005,438
   5,750   VERITAS Software Corp.*<F3>                                 816,500
                                                                   -----------
                                                                     9,248,937

           BEVERAGES -- 1.0%
   7,000   The Coca-Cola Co.                                           385,875
   7,000   PepsiCo, Inc.                                               322,000
                                                                   -----------
                                                                       707,875

           BIOTECHNOLOGY -- 2.8%
   3,000   Affymetrix, Inc.*<F3>                                       149,625
   3,000   Amgen Inc.*<F3>                                             209,484
   2,000   Biogen, Inc.*<F3>                                           122,000
   2,000   COR Therapeutics, Inc.*<F3>                                 124,625
     500   Genentech, Inc.*<F3>                                         92,844
   1,000   Genzyme Corp. (General Division)*<F3>                        68,187
   5,500   Human Genome Sciences, Inc.*<F3>                            952,188
   1,000   Immunex Corp.*<F3>                                           43,500
   2,000   PE Corp.-Celera Genomics Group*<F3>                         199,250
                                                                   -----------
                                                                     1,961,703

           BUILDING -- 0.6%
   7,500   The Home Depot, Inc.                                        397,969

           BUSINESS SOFTWARE & SERVICES -- 1.2%
     500   Akamai Technologies, Inc.*<F3>                               26,258
   4,000   Ask Jeeves, Inc.*<F3>                                        76,750
     500   E.piphany, Inc.*<F3>                                         38,531
   1,000   Netcentives Inc.*<F3>                                         7,656
   4,000   Razorfish Inc.*<F3>                                          41,312
   3,000   Sapient Corp.*<F3>                                          122,063
   6,000   TIBCO Software Inc.*<F3>                                    506,625
                                                                   -----------
                                                                       819,195

           COMMUNICATION EQUIPMENT -- 3.0%
   1,000   Corning Inc.                                                297,000
  20,000   L.M. Ericsson Telephone Co. ADR                             296,250
  12,000   General Motors Corp. Cl H*<F3>                              446,160
   2,000   Proxim, Inc.*<F3>                                            89,000
  11,000   QUALCOMM Inc.*<F3>                                          783,750
   4,000   Tellabs, Inc.*<F3>                                          191,000
                                                                   -----------
                                                                     2,103,160

           COMPUTER NETWORKING -- 2.8%
   5,000   3Com Corp.*<F3>                                              95,937
  25,000   Cisco Systems Inc.*<F3>                                   1,381,250
   4,500   Sycamore Networks, Inc.*<F3>                                486,000
                                                                   -----------
                                                                     1,963,187

           COMPUTER & PERIPHERALS -- 11.9%
   9,000   Apple Computer, Inc.*<F3>                                   231,750
   4,500   Brocade Communications
             Systems, Inc.*<F3>                                      1,062,000
   2,000   Compaq Computer Corp.                                        55,160
   1,000   Dell Computer Corp.*<F3>                                     30,813
  12,000   EMC Corp. (Mass.)*<F3>                                    1,189,500
   1,000   Emulex Corp.*<F3>                                           122,500
   1,000   Gateway, Inc.*<F3>                                           46,750
   5,500   Hewlett-Packard Co.                                         533,500
   5,000   International Business
             Machines Corp.                                            562,500
  15,000   Network Appliance, Inc.*<F3>                              1,910,625
   7,416   Palm, Inc.*<F3>                                             392,584
  18,000   Sun Microsystems, Inc.*<F3>                               2,101,500
                                                                   -----------
                                                                     8,239,182

           COMPUTER SOFTWARE & SERVICES -- 0.2%
   2,000   Computer Sciences Corp.*<F3>                                148,500
   4,000   Informix Corp.*<F3>                                          16,500
                                                                   -----------
                                                                       165,000

           DRUGS -- 1.8%
   1,000   Bristol-Myers Squibb Co.                                     57,125
   5,000   Eli Lilly & Co.                                             405,625
   4,000   Merck & Co., Inc.                                           297,750
   7,750   Pfizer Inc.                                                 348,266
   3,000   Schering-Plough Corp.                                       139,500
                                                                   -----------
                                                                     1,248,266

           ELECTRICAL EQUIPMENT -- 3.2%
  17,000   EchoStar Communications Corp.*<F3>                          896,750
   7,000   General Electric Co.                                        403,813
  31,725   Motorola, Inc.                                              896,231
                                                                   -----------
                                                                     2,196,794

           ELECTRONICS -- 2.2%
   8,097   Agilent Technologies, Inc.*<F3>                             396,247
  10,100   JDS Uniphase Corp.*<F3>                                     956,344
   2,000   Sanmina Corp.*<F3>                                          187,250
                                                                   -----------
                                                                     1,539,841

           ENERGY -- 0.7%
   1,000   BJ Services Co.*<F3>                                         61,125
   5,000   Schlumberger Ltd.                                           411,562
                                                                   -----------
                                                                       472,687

           ENTERTAINMENT/MEDIA -- 1.1%
   2,000   Walt Disney Co.                                              76,500
   5,000   Emmis Communications Corp.*<F3>                             123,750
   7,000   Time Warner Inc.                                            547,750
                                                                   -----------
                                                                       748,000

           FINANCIAL SERVICES -- 1.1%
   4,000   American Express Co.                                        243,000
  13,500   The Charles Schwab Corp.                                    479,250
                                                                   -----------
                                                                       722,250

           HOUSEHOLD PRODUCTS-- 0.3%
   1,000   American Home Products Corp.                                 56,562
   1,000   Colgate-Palmolive Co.                                        47,200
   2,000   Gillette Co.                                                 61,750
   1,000   Procter & Gamble Co.                                         67,000
                                                                   -----------
                                                                       232,512

           INSURANCE -- 0.4%
   3,000   American International Group, Inc.                          287,062

           INTERNET INFORMATION PROVIDER -- 4.9%
   3,000   About.com, Inc.*<F3>                                         97,125
  16,000   America Online, Inc.*<F3>                                   860,000
   2,000   At Home Corp.*<F3>                                           28,250
   8,000   Chinadot Com Corp.*<F3>                                     106,500
   2,000   CNET Networks, Inc.*<F3>                                     48,719
   2,000   HomeStore.com, Inc.*<F3>                                     93,500
   4,000   InfoSpace, Inc.*<F3>                                        121,000
   7,000   Lycos, Inc.*<F3>                                            481,359
   6,000   PSINet Inc.*<F3>                                             57,750
  14,000   VerticalNet, Inc.*<F3>                                      491,750
   2,000   WebMD Corp.*<F3>                                             30,500
  11,000   Yahoo! Inc.*<F3>                                          1,001,000
                                                                   -----------
                                                                     3,417,453

           INTERNET SOFTWARE & SERVICES -- 13.0%
   3,000   Amazon.com, Inc.*<F3>                                       115,312
  13,000   Ariba, Inc.*<F3>                                          1,862,453
   8,500   BroadVision, Inc.*<F3>                                      218,344
  16,000   Citrix Systems, Inc.*<F3>                                   321,000
  17,500   CMGI Inc.*<F3>                                              488,906
   9,500   DoubleClick Inc.*<F3>                                       304,000
   9,000   eBay Inc.*<F3>                                              618,187
  19,000   Exodus Communications, Inc.*<F3>                            938,125
   8,500   Inktomi Corp.*<F3>                                          969,000
   4,000   Internet Capital Group, Inc.*<F3>                            69,750
   2,000   Internet Security Systems*<F3>                              150,250
   5,000   Juniper Networks, Inc.*<F3>                               1,094,687
   4,150   Kana Communications, Inc.*<F3>                               92,338
   4,000   MyPoints.com, Inc.*<F3>                                      22,000
   1,000   Phone.com, Inc.*<F3>                                        113,625
   3,000   Priceline.com Inc.*<F3>                                      35,625
   3,000   Rare Medium Group, Inc.*<F3>                                 22,313
   6,000   RealNetworks, Inc.*<F3>                                     238,500
   8,000   Red Hat, Inc.*<F3>                                          136,500
   7,000   Redback Networks Inc.*<F3>                                1,148,000
   2,000   Scient Corp.*<F3>                                            41,875
                                                                   -----------
                                                                     9,000,790

           MEDICAL SUPPLIES -- 0.6%
   3,000   Abbott Laboratories                                         142,687
   3,000   Johnson & Johnson                                           281,813
                                                                   -----------
                                                                       424,500

           RETAIL-SPECIALTY -- 0.3%
   3,000   Best Buy Co., Inc.*<F3>                                     190,875

           RETAIL STORES -- 1.0%
   8,000   Costco Wholesale Corp.*<F3>                                 279,500
   5,000   Gap, Inc.                                                   100,625
   7,000   Wal-Mart Stores, Inc.                                       336,875
                                                                   -----------
                                                                       717,000

           SECURITY SOFTWARE & SERVICES -- 4.9%
   5,000   Check Point Software
             Technologies Ltd.*<F3>                                    787,500
   2,000   Network Associates, Inc.*<F3>                                45,250
  11,875   VeriSign, Inc.*<F3>                                       2,405,430
   4,000   Vignette Corp.*<F3>                                         119,500
                                                                   -----------
                                                                     3,357,680

           SEMICONDUCTOR CAPITAL SPENDING -- 2.9%
  11,000   Applied Materials, Inc.*<F3>                                652,438
  13,500   KLA-Tencor Corp.*<F3>                                       556,031
  14,000   Novellus Systems, Inc.*<F3>                                 651,875
   4,000   Teradyne, Inc.*<F3>                                         140,000
                                                                   -----------
                                                                     2,000,344

           SEMICONDUCTORS -- 12.9%
  26,000   Altera Corp.*<F3>                                         1,241,500
   1,000   ANADIGICS, Inc.*<F3>                                         22,125
   4,000   Atmel Corp.*<F3>                                             60,750
   3,500   Broadcom Corp.*<F3>                                         853,125
   1,000   Conexant Systems, Inc.*<F3>                                  41,875
  24,000   Intel Corp.                                                 997,500
   5,500   Lattice Semiconductor Corp.*<F3>                            295,625
   5,000   Linear Technology Corp.                                     323,750
  17,000   LSI Logic Corp.*<F3>                                        497,250
   3,500   Maxim Integrated Products Inc.*<F3>                         281,531
   3,000   PMC-Sierra, Inc.*<F3>                                       645,750
   6,000   Rambus Inc.*<F3>                                            473,625
   1,500   SDL, Inc.*<F3>                                              463,969
   6,000   STMicroelectronics N.V.                                     285,750
  24,000   Texas Instruments Inc.                                    1,132,500
  17,000   TriQuint Semiconductor, Inc.*<F3>                           619,438
   2,000   Vitesse Semiconductor Corp.*<F3>                            177,875
   6,000   Xilinx, Inc.*<F3>                                           513,750
                                                                   -----------
                                                                     8,927,688

           SYSTEM SOFTWARE -- 1.4%
   1,000   Autodesk, Inc.                                               25,375
   6,000   Mercury Interactive Corp.*<F3>                              940,500
                                                                   -----------
                                                                       965,875

           TELECOMMUNICATION SERVICES -- 0.7%
   3,000   Global Crossing Ltd.*<F3>                                    93,000
   2,000   Globalstar
             Telecommunications Ltd.*<F3>                               17,250
   6,000   NEXTLINK Communications, Inc.*<F3>
             (DBA XO Communications)                                   211,125
   3,000   Qwest Communications
             International, Inc.*<F3>                                  144,188
                                                                   -----------
                                                                       465,563

           TELECOMMUNICATIONS -- 5.1%
  10,000   CIENA Corp.*<F3>                                          1,228,125
   6,000   Lucent Technologies Inc.                                    183,375
  35,400   Nortel Networks Corp.                                     2,108,513
   2,000   WinStar Communications, Inc.*<F3>                            31,000
                                                                   -----------
                                                                     3,551,013

           TELEPHONE SERVICES -- 0.3%
   2,000   Net2Phone, Inc.*<F3>                                         45,000
   1,000   Vodafone Group PLC SP ADR                                    37,000
   3,000   WorldCom, Inc.*<F3>                                          91,125
                                                                   -----------
                                                                       173,125

           WIRELESS COMMUNICATION -- 3.1%
  17,000   Nextel Communications, Inc.*<F3>                            794,750
  25,000   Nokia Corp. "A" ADR                                         995,312
  11,000   Sprint Corp. (PCS Group)*<F3>                               385,688
                                                                   -----------
                                                                     2,175,750
                                                                   -----------
             Total common stocks
               (cost $64,001,452)                                   68,421,276

PRINCIPAL
  AMOUNT
  ------
SHORT-TERM INVESTMENTS -- 1.2% (A)<F4>

           VARIABLE RATE DEMAND NOTE -- 1.2%
$824,986   Firstar Bank U.S.A., N.A.                                   824,986
                                                                   -----------
             Total short-term investments
               (cost $824,986)                                         824,986
                                                                   -----------
             Total investments
               (cost $64,826,438)                                   69,246,262

           Cash and receivables, less
             liabilities -- 0.0% (A)<F4>                                 8,876
                                                                   -----------
             NET ASSETS                                            $69,255,138
                                                                   -----------
                                                                   -----------
           Net Asset Value Per Share
             ($0.01 par value 40,000,000
             shares authorized), offering
             and redemption price
             ($69,255,138 / 5,269,960
             shares outstanding)                                   $     13.14
                                                                   -----------
                                                                   -----------

  *<F3>    Non-income producing security.
(a)<F4>    Percentages for the various classifications relate to net assets.
    ADR   - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000

INCOME:
   Dividends                                                        $   82,366
   Interest                                                             78,264
                                                                    ----------
        Total income                                                   160,630
                                                                    ----------

EXPENSES:
   Management fees                                                     558,963
   Administrative services                                              82,802
   Registration fees                                                    31,116
   Transfer agent fees                                                  26,988
   Professional fees                                                    26,179
   Custodian fees                                                       25,252
   Distribution fees                                                    24,712
   Printing and postage expense                                          5,150
   Board of Directors fees                                               4,000
   Other expenses                                                       26,150
                                                                    ----------
        Total operating expenses before interest expense               811,312
   Interest expense                                                        278
                                                                    ----------
        Total expenses                                                 811,590
                                                                    ----------
NET INVESTMENT LOSS                                                   (650,960)
                                                                    ----------
NET REALIZED LOSS ON INVESTMENTS                                    (1,275,784)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS               4,419,824
                                                                    ----------
NET GAIN ON INVESTMENTS                                              3,144,040
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,493,080
                                                                    ----------
                                                                    ----------

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended September 30, 2000

OPERATIONS:
   Net investment loss                                             $  (650,960)
   Net realized loss on investments                                 (1,275,784)
   Net increase in unrealized appreciation on investments            4,419,824
                                                                   -----------
        Net increase in net assets resulting from operations         2,493,080
                                                                   -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (6,667,683 shares)                   86,240,737
   Cost of shares redeemed (1,397,723 shares)                      (19,478,679)
                                                                   -----------
        Net increase in net assets derived
          from Fund share activities                                66,762,058
                                                                   -----------
        TOTAL INCREASE                                              69,255,138

NET ASSETS AT THE BEGINNING OF THE YEAR                                     --
                                                                   -----------
NET ASSETS AT THE END OF THE YEAR                                  $69,255,138
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout the year)

                                                                      FOR THE
                                                                    YEAR ENDED
                                                                   SEPTEMBER 30,
                                                                     2000+<F5>
                                                                   -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $ 10.00
Income from investment operations:
   Net investment loss                                                 (0.12)
   Net realized and unrealized gain on securities                       3.26
                                                                     -------
Total from investment operations                                        3.14

Less distributions:
   Dividend from net investment income                                    --
   Distribution from net realized gains                                   --
                                                                     -------
Total from distributions                                                  --
                                                                     -------
Net asset value, end of year                                         $ 13.14
                                                                     -------
                                                                     -------

TOTAL INVESTMENT RETURN                                                31.4%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                                  69,255
Ratio of operating expenses before interest
  expense to average net assets                                         1.5%
Ratio of interest expense to average net assets                         0.0%
Ratio of net investment loss to average net assets                     (1.2%)
Portfolio turnover rate                                                23.6%

 +<F5>  Commencement of operations October 1, 1999.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

 The Reynolds Blue Chip Growth Fund's performance was positively affected during the first half of its fiscal year ended September 30, 2000 by the strong earnings growth of many of the stocks in its portfolio and by the market leadership of high quality growth stocks. During the first half of its fiscal year ended September 30, 2000 much of the gains in the equity markets were attributable to a relatively small group of larger capitalization growth companies. Many of these stocks were held by the Blue Chip Growth Fund as its principal investment strategy is to invest in "blue chip" companies like these market leaders. The Blue Chip Fund also invested in stocks of smaller capitalization companies that during the first half of the fiscal year outperformed the market leaders. In addition, the Blue Chip Fund was positively affected by the continuing economic recovery, which positively influenced equity markets during the first half of its fiscal year. In the second half of the Blue Chip Fund's fiscal year it was negatively affected by the slowing economy and the stock market's correction particularly for leading technology and other high quality growth stocks.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            REYNOLDS BLUE CHIP GROWTH FUND AND S&P 500 INDEX(1)<F6>

             DATE      REYNOLDS BLUE CHIP GROWTH FUND     S&P 500 INDEX
             ----      ------------------------------     -------------
           9/30/90                 $10,000                   $10,000
           9/30/91                 $12,690                   $13,140
           9/30/92                 $13,705                   $14,599
           9/30/93                 $13,088                   $16,496
           9/30/94                 $13,429                   $17,090
           9/30/95                 $18,169                   $22,183
           9/30/96                 $21,458                   $26,708
           9/30/97                 $30,727                   $37,579
           9/30/98                 $35,942                   $41,017
           9/30/99                 $53,395                   $52,420
           9/30/00                 $65,858                   $59,384

                          AVERAGE ANNUAL TOTAL RETURN

                      1-YEAR         5-YEAR        10-YEAR
                      ------         ------        -------
                      23.3%          29.4%          20.7%

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

(1)<F6> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
September 30, 2000

                                                                      QUOTED
  SHARES                                                           MARKET VALUE
  ------                                                           ------------
COMMON STOCKS -- 98.9% (A)<F8>

             APPLICATION SOFTWARE -- 9.5%
     32,000  Adobe Systems Inc.                                   $  4,968,000
      9,000  BMC Software, Inc.*<F7>                                   172,125
     15,000  Commerce One, Inc.*<F7>                                 1,177,500
     47,625  Computer Associates
               International, Inc.                                   1,199,555
     11,500  i2 Technologies, Inc.*<F7>                              2,151,219
     36,000  Intuit Inc.*<F7>                                        2,052,000
     47,000  Legato Systems, Inc.*<F7>                                 631,562
    204,000  Microsoft Corp.*<F7>                                   12,303,750
    162,432  Oracle Corp.*<F7>                                      12,791,520
     22,000  PeopleSoft, Inc.*<F7>                                     614,625
      9,000  Peregrine Systems, Inc.*<F7>                              170,438
      3,000  SAP AG ADR                                                184,500
     90,000  Siebel Systems, Inc.*<F7>                              10,018,125
     51,625  VERITAS Software Corp.*<F7>                             7,330,750
                                                                  ------------
                                                                    55,765,669

             BANKS -- 0.4%
     37,833  Citigroup Inc.                                          2,045,347
      2,500  J.P. Morgan & Co. Inc.                                    408,437
                                                                  ------------
                                                                     2,453,784

             BEVERAGES -- 2.1%
    110,000  The Coca-Cola Co.                                       6,063,750
    133,000  PepsiCo, Inc.                                           6,118,000
                                                                  ------------
                                                                    12,181,750

             BIOTECHNOLOGY -- 1.6%
     56,000  Amgen Inc.*<F7>                                         3,910,374
     21,500  Biogen, Inc.*<F7>                                       1,311,500
      5,000  Genentech, Inc.*<F7>                                      928,437
     20,000  Human Genome Sciences, Inc.*<F7>                        3,462,500
                                                                  ------------
                                                                     9,612,811

             BUILDING -- 1.3%
    139,750  The Home Depot, Inc.                                    7,415,484

             BUSINESS SOFTWARE & SERVICES -- 0.6%
     15,000  BEA Systems, Inc.*<F7>                                  1,168,125
     22,000  Razorfish Inc.*<F7>                                       227,218
      9,000  Sapient Corp.*<F7>                                        366,187
     18,500  TIBCO Software Inc.*<F7>                                1,562,094
                                                                  ------------
                                                                     3,323,624

             COMMUNICATION EQUIPMENT -- 2.5%
      5,000  Corning Inc.                                            1,485,000
    124,000  L.M. Ericsson Telephone Co. ADR                         1,836,750
     34,000  General Motors Corp. Cl H*<F7>                          1,264,120
     90,500  QUALCOMM Inc.*<F7>                                      6,448,125
     79,000  Tellabs, Inc.*<F7>                                      3,772,250
                                                                  ------------
                                                                    14,806,245

             COMPUTER NETWORKING -- 5.1%
     73,000  3Com Corp.*<F7>                                         1,400,687
    475,000  Cisco Systems Inc.*<F7>                                26,243,750
     22,500  Sycamore Networks, Inc.*<F7>                            2,430,000
                                                                  ------------
                                                                    30,074,437

             COMPUTER & PERIPHERALS -- 13.6%
     45,000  Apple Computer, Inc.*<F7>                               1,158,750
     14,500  Brocade Communications
               Systems, Inc.*<F7>                                    3,422,000
     62,500  Compaq Computer Corp.                                   1,723,750
    156,000  Dell Computer Corp.*<F7>                                4,806,750
    158,000  EMC Corp. (Mass.)*<F7>                                 15,661,750
     51,000  Gateway, Inc.*<F7>                                      2,384,250
     87,500  Hewlett-Packard Co.                                     8,487,500
     84,500  International Business
               Machines Corp.                                        9,506,250
      6,000  Lexmark International, Inc.*<F7>                          225,000
     45,000  Network Appliance, Inc.*<F7>                            5,731,875
    108,274  Palm, Inc.*<F7>                                         5,731,755
    174,000  Sun Microsystems, Inc.*<F7>                            20,314,500
                                                                  ------------
                                                                    79,154,130

             COMPUTER SOFTWARE & SERVICES -- 0.2%
     16,500  Computer Sciences Corp.*<F7>                            1,225,125

             DRUGS -- 7.0%
     49,200  Bristol-Myers Squibb Co.                                2,810,550
     48,000  Eli Lilly & Co.                                         3,894,000
    124,200  Merck & Co., Inc.                                       9,245,137
    432,330  Pfizer Inc.                                            19,427,830
    113,000  Schering-Plough Corp.                                   5,254,500
                                                                  ------------
                                                                    40,632,017

             ELECTRICAL EQUIPMENT -- 3.3%
     39,000  EchoStar Communications Corp.*<F7>                      2,057,250
    153,500  General Electric Co.                                    8,855,031
    290,925  Motorola, Inc.                                          8,218,631
                                                                  ------------
                                                                    19,130,912

             ELECTRONICS -- 1.0%
     41,609  Agilent Technologies, Inc.*<F7>                         2,036,241
     28,000  JDS Uniphase Corp.*<F7>                                 2,651,250
     11,000  Sanmina Corp.*<F7>                                      1,029,875
                                                                  ------------
                                                                     5,717,366

             ENERGY -- 0.8%
     41,000  Schlumberger Ltd.                                       3,374,812
     13,000  Smith International, Inc.*<F7>                          1,060,313
                                                                  ------------
                                                                     4,435,125

             ENTERTAINMENT/MEDIA -- 1.8%
    124,147  Walt Disney Co.                                         4,748,623
     17,000  Emmis Communications Corp.*<F7>                           420,750
     17,000  Sony Corp. ADR                                          1,715,937
     45,000  Time Warner Inc.                                        3,521,250
                                                                  ------------
                                                                    10,406,560

             FINANCIAL SERVICES -- 2.3%
     94,000  American Express Co.                                    5,710,500
      1,000  The Goldman Sachs Group, Inc.                             113,938
     24,000  Merrill Lynch & Co., Inc.                               1,584,000
     21,500  Morgan Stanley Dean Witter & Co.                        1,965,906
    120,000  The Charles Schwab Corp.                                4,260,000
                                                                  ------------
                                                                    13,634,344

             HOUSEHOLD PRODUCTS -- 2.0%
     49,000  American Home Products Corp.                            2,771,563
     95,000  Colgate-Palmolive Co.                                   4,484,000
     48,000  Gillette Co.                                            1,482,000
     46,000  Procter & Gamble Co.                                    3,082,000
                                                                  ------------
                                                                    11,819,563

             INSURANCE -- 1.0%
     60,000  American International
               Group, Inc.                                           5,741,250

             INTERNET INFORMATION PROVIDER -- 6.4%
    335,600  America Online, Inc.*<F7>                              18,038,500
     80,382  At Home Corp.*<F7>                                      1,135,396
     18,000  Chinadot Com Corp.*<F7>                                   239,625
     22,000  CNET Networks, Inc.*<F7>                                  535,904
     23,975  Walt Disney Internet Group*<F7>                           254,734
     16,000  Go2Net, Inc.*<F7>                                         868,250
      4,000  InfoSpace, Inc.*<F7>                                      121,000
     81,000  Lycos, Inc.*<F7>                                        5,570,014
     14,000  PSINet Inc.*<F7>                                          134,750
     43,000  VerticalNet, Inc.*<F7>                                  1,510,375
     10,500  WebMD Corp.*<F7>                                          160,125
     94,266  Yahoo! Inc.*<F7>                                        8,578,206
                                                                  ------------
                                                                    37,146,879

             INTERNET SOFTWARE & SERVICES -- 5.9%
     57,000  Amazon.com, Inc.*<F7>                                   2,190,937
     29,000  Ariba, Inc.*<F7>                                        4,154,702
     15,500  BroadVision, Inc.*<F7>                                    398,156
     40,000  Citrix Systems, Inc.*<F7>                                 802,500
     69,500  CMGI Inc.*<F7>                                          1,941,656
     58,500  DoubleClick Inc.*<F7>                                   1,872,000
     50,000  eBay Inc.*<F7>                                          3,434,375
     45,000  Exodus Communications, Inc.*<F7>                        2,221,875
     44,000  Inktomi Corp.*<F7>                                      5,016,000
      6,500  Internet Capital Group, Inc.*<F7>                         113,344
     35,000  Juniper Networks, Inc.*<F7>                             7,662,813
      7,000  Priceline.com Inc.*<F7>                                    83,125
     38,000  RealNetworks, Inc.*<F7>                                 1,510,500
     19,000  Red Hat, Inc.*<F7>                                        324,188
     18,000  Redback Networks Inc.*<F7>                              2,952,000
                                                                  ------------
                                                                    34,678,171

             INSTRUMENTS -- 0.1%
      6,000  Waters Corp.*<F7>                                         534,000

             MEDICAL SUPPLIES -- 2.5%
     95,000  Abbott Laboratories                                     4,518,438
     10,000  Guidant Corp.*<F7>                                        706,875
     99,500  Johnson & Johnson                                       9,346,781
                                                                  ------------
                                                                    14,572,094

             OFFICE EQUIPMENT & SUPPLIES -- 0.1%
     50,000  Office Depot, Inc.*<F7>                                   390,625
     28,500  Staples, Inc.*<F7>                                        404,344
                                                                  ------------
                                                                       794,969

             RESTAURANTS -- 0.5%
     95,000  McDonald's Corp.                                        2,867,812

             RETAIL-SPECIALTY -- 0.7%
     54,000  Best Buy Co., Inc.*<F7>                                 3,435,750
     16,000  Rite Aid Corp.                                             64,000
     15,000  Starbucks Corp.*<F7>                                      600,938
                                                                  ------------
                                                                     4,100,688

             RETAIL STORES -- 3.9%
    107,000  Costco Wholesale Corp.*<F7>                             3,738,312
    109,625  Gap, Inc.                                               2,206,203
     59,000  Kohl's Corp.*<F7>                                       3,403,563
     66,000  Nordstrom, Inc.                                         1,027,125
    112,000  Target Corp.                                            2,870,000
    201,000  Wal-Mart Stores, Inc.                                   9,673,125
                                                                  ------------
                                                                    22,918,328

             SECURITY SOFTWARE & SERVICES -- 1.9%
     10,000  Check Point Software
               Technologies Ltd.*<F7>                                1,575,000
     13,000  Network Associates, Inc.*<F7>                             294,125
      6,000  RSA Security Inc.*<F7>                                    258,750
     44,125  VeriSign, Inc.*<F7>                                     8,938,070
                                                                  ------------
                                                                    11,065,945

             SEMICONDUCTOR CAPITAL SPENDING -- 2.1%
    103,000  Applied Materials, Inc.*<F7>                            6,109,188
     49,500  KLA-Tencor Corp.*<F7>                                   2,038,781
     62,500  Novellus Systems, Inc.*<F7>                             2,910,156
     37,000  Teradyne, Inc.*<F7>                                     1,295,000
                                                                  ------------
                                                                    12,353,125

             SEMICONDUCTORS -- 9.6%
     84,000  Altera Corp.*<F7>                                       4,011,000
     10,000  Atmel Corp.*<F7>                                          151,875
     22,000  Broadcom Corp.*<F7>                                     5,362,500
    410,880  Intel Corp.                                            17,077,200
     16,000  Linear Technology Corp.                                 1,036,000
     64,000  LSI Logic Corp.*<F7>                                    1,872,000
      6,000  Maxim Integrated Products Inc.*<F7>                       482,625
     16,000  Micron Technology, Inc.*<F7>                              736,000
     16,000  PMC-Sierra, Inc.*<F7>                                   3,444,000
     14,000  Rambus Inc.*<F7>                                        1,105,125
      6,500  SDL, Inc.*<F7>                                          2,010,531
    208,000  Texas Instruments Inc.                                  9,815,000
     30,000  TriQuint Semiconductor, Inc.*<F7>                       1,093,125
     23,000  Vitesse Semiconductor Corp.*<F7>                        2,045,563
     71,000  Xilinx, Inc.*<F7>                                       6,079,375
                                                                  ------------
                                                                    56,321,919

             SYSTEM SOFTWARE -- 0.2%
      8,000  Mercury Interactive Corp.*<F7>                          1,254,000

             TELECOMMUNICATION SERVICES -- 0.3%
     11,000  Global Crossing Ltd.*<F7>                                 341,000
     25,000  Qwest Communications
               International, Inc.*<F7>                              1,201,563
                                                                  ------------
                                                                     1,542,563

             TELECOMMUNICATIONS -- 4.1%
     60,000  CIENA Corp.*<F7>                                        7,368,750
     34,000  EarthLink, Inc.*<F7>                                      310,250
    114,750  Lucent Technologies Inc.                                3,507,047
    211,600  Nortel Networks Corp.                                  12,603,425
                                                                  ------------
                                                                    23,789,472

             TELEPHONE SERVICES -- 0.8%
     42,000  Sprint Corp.                                            1,231,125
     33,500  Vodafone Group PLC SP ADR                               1,239,500
     75,000  WorldCom, Inc.*<F7>                                     2,278,125
                                                                  ------------
                                                                     4,748,750

             WIRELESS COMMUNICATION -- 3.7%
     83,000  Nextel Communications, Inc.*<F7>                        3,880,250
    404,000  Nokia Corp. "A" ADR                                    16,084,250
     40,000  Sprint Corp. (PCS Group)*<F7>                           1,402,500
                                                                  ------------
                                                                    21,367,000
                                                                  ------------
               Total common stocks
                 (cost $369,785,389)                               577,585,911

 PRINCIPAL
  AMOUNT
  ------
SHORT-TERM INVESTMENTS -- 2.5% (A)<F8>

             FEDERAL AGENCIES -- 1.7%
$10,000,000  Federal Home Loan Bank,
               6.05%, due 10/02/00                                   9,998,320
                                                                  ------------
               Total federal agencies
                 (cost $9,998,320)                                   9,998,320
                                                                  ------------

             VARIABLE RATE DEMAND NOTE -- 0.8%
  4,715,611  Firstar Bank U.S.A., N.A.                               4,715,611
                                                                  ------------
               Total variable rate demand note
                 (cost $4,715,611)                                   4,715,611
                                                                  ------------
               Total short-term investments
                 (cost $14,713,931)                                 14,713,931
                                                                  ------------
               Total investments
                 (cost $384,499,320)                               592,299,842

             Liabilities, less cash and
               receivables -- (1.4%) (A)<F8>                        (8,415,587)
                                                                  ------------
               NET ASSETS                                         $583,884,255
                                                                  ------------
                                                                  ------------
             Net Asset Value Per Share
               ($0.01 par value 40,000,000
               shares authorized), offering
               and redemption price
               ($583,884,255 / 8,770,689
               shares outstanding)                                $      66.57
                                                                  ------------
                                                                  ------------

  *<F7>    Non-income producing security.
(a)<F8> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000

INCOME:
   Dividends                                                      $  1,971,751
   Interest                                                            653,856
                                                                  ------------
        Total income                                                 2,625,607
                                                                  ------------

EXPENSES:
   Management fees                                                   5,882,116
   Administrative services                                             618,211
   Distribution fees                                                   385,575
   Transfer agent fees                                                 274,771
   Custodian fees                                                      161,017
   Printing and postage expense                                        130,303
   Registration fees                                                    80,859
   Professional fees                                                    39,628
   Board of Directors fees                                               4,000
   Other expenses                                                       16,672
                                                                  ------------
        Total operating expenses before interest expense             7,593,152
   Interest expense                                                        519
                                                                  ------------
        Total expenses                                               7,593,671
                                                                  ------------
NET INVESTMENT LOSS                                                 (4,968,064)
                                                                  ------------
NET REALIZED LOSS ON INVESTMENTS                                   (17,570,332)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             108,581,921
                                                                  ------------
NET GAIN ON INVESTMENTS                                             91,011,589
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 86,043,525
                                                                  ------------
                                                                  ------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2000 and 1999

                                                    2000               1999
                                                  --------           --------
OPERATIONS:
   Net investment loss                          $ (4,968,064)     $ (1,736,389)
   Net realized (loss) gain on investments       (17,570,332)        1,586,354
   Net increase in unrealized appreciation
     on investments                              108,581,921        60,282,375
                                                ------------      ------------
        Net increase in net assets resulting
          from operations                         86,043,525        60,132,340
                                                ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains
     ($0.00526 and $0.6495 per share,
     respectively)                                   (38,019)*<F9>  (1,651,594)
                                                ------------      ------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (8,537,517
     and 7,038,893 shares, respectively)         591,844,227       357,704,329
   Net asset value of shares issued in
     distributions (621 and 38,410 shares,
     respectively)                                    34,219         1,473,014
   Cost of shares redeemed (6,936,431 and
     2,331,430 shares, respectively)            (480,950,612)     (120,240,381)
                                                ------------      ------------
        Net increase in net assets derived
          from Fund share activities             110,927,834       238,936,962
                                                ------------      ------------
        TOTAL INCREASE                           196,933,340       297,417,708

NET ASSETS AT THE BEGINNING OF THE YEAR          386,950,915        89,533,207
                                                ------------      ------------
NET ASSETS AT THE END OF THE YEAR               $583,884,255      $386,950,915
                                                ------------      ------------
                                                ------------      ------------
*<F9> See Note 8.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                                  YEARS ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------------------
                                                               2000           1999           1998           1997           1996
                                                              ------         ------         ------         ------         ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of year                           $ 53.98        $ 36.95        $ 32.00        $ 22.69        $ 19.25
Income from investment operations:
   Net investment loss                                         (0.51)         (0.33)*<F10>   (0.12)         (0.01)         (0.03)
   Net realized and unrealized gain on investments             13.11          18.01           5.46           9.67           3.52
                                                             -------        -------        -------        -------        -------
Total from investment operations                               12.60          17.68           5.34           9.66           3.49

Less distributions:
   Dividends from net investment income                           --             --          (0.01)            --          (0.02)
   Distributions from net realized gains                       (0.01)         (0.65)         (0.38)         (0.35)         (0.03)
                                                             -------        -------        -------        -------        -------
Total from distributions                                       (0.01)         (0.65)         (0.39)         (0.35)         (0.05)
                                                             -------        -------        -------        -------        -------
Net asset value, end of year                                 $ 66.57        $ 53.98        $ 36.95        $ 32.00        $ 22.69
                                                             -------        -------        -------        -------        -------
                                                             -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                                        23.3%          48.6%          17.0%          43.2%          18.1%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                         583,884        386,951         89,533         62,294         30,807
Ratio of operating expenses before interest expense
  to average net assets                                         1.3%           1.5%           1.4%           1.4%           1.5%
Ratio of interest expense to average net assets                 0.0%            N/A            N/A            N/A            N/A
Ratio of net investment loss to average net assets             (0.8%)         (0.6%)         (0.4%)         (0.1%)         (0.1%)
Portfolio turnover rate                                        17.3%           6.2%          35.5%          25.0%          21.5%

 *<F10> Net investment loss per share is calculated using average shares outstanding.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

 The Reynolds Opportunity Fund's performance was positively affected by the strong earnings growth of many of the stocks in its portfolio during the first half of its fiscal year ended September 30, 2000. The Opportunity Fund was also positively affected by the market leadership of high quality growth stocks during the first half of its fiscal year ended September 30, 2000. During the first half of its fiscal year, much of the gains in the equity markets were attributable to a relatively small group of larger capitalization growth companies. Many of these stocks were held by the Opportunity Fund as one of its principal investment strategies is to invest in "blue chip" companies like these market leaders. The Opportunity Fund was also positively affected by the continuing economic recovery, which positively influenced equity markets during the first half of its fiscal year. In the second half of the Opportunity Fund's fiscal year it was negatively affected by the slowing economy and the stock market's correction particularly for leading technology and other high quality growth stocks.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              REYNOLDS OPPORTUNITY FUND AND S&P 500 INDEX(1)<F12>

           DATE            REYNOLDS OPPORTUNITY FUND      S&P 500 INDEX
           ----            -------------------------      -------------
          1/30/92*<F11>             $10,000                  $10,000
          9/30/92                    $8,850                  $10,270
          9/30/93                    $9,779                  $11,605
          9/30/94                   $10,092                  $12,023
          9/30/95                   $14,169                  $15,606
          9/30/96                   $15,643                  $18,789
          9/30/97                   $19,491                  $26,436
          9/30/98                   $21,881                  $28,855
          9/30/99                   $35,005                  $36,877
          9/30/00                   $44,428                  $41,775

*<F11>  INCEPTION DATE

                          AVERAGE ANNUAL TOTAL RETURN

                                               SINCE INCEPTION
                      1-YEAR         5-YEAR        1/30/92
                      ------         ------        -------
                      26.9%          25.7%          18.8%


           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

(1)<F12> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
September 30, 2000

                                                                     QUOTED
  SHARES                                                          MARKET VALUE
  ------                                                          ------------
COMMON STOCKS -- 98.1% (A)<F14>

             APPLICATION SOFTWARE -- 13.0%
     3,000   Adobe Systems Inc.                                   $    465,750
     3,000   BMC Software, Inc.*<F13>                                   57,375
     2,000   Business Objects S.A.-SP ADR*<F13>                        226,125
    10,187   Computer Associates
               International, Inc.                                     256,585
     1,000   i2 Technologies, Inc.*<F13>                               187,062
    11,500   Intuit Inc.*<F13>                                         655,500
     7,000   Legato Systems, Inc.*<F13>                                 94,063
    62,500   Microsoft Corp.*<F13>                                   3,769,531
    39,174   Oracle Corp.*<F13>                                      3,084,953
    11,600   PeopleSoft, Inc.*<F13>                                    324,075
    18,000   Siebel Systems, Inc.*<F13>                              2,003,625
    17,250   VERITAS Software Corp.*<F13>                            2,449,500
                                                                  ------------
                                                                    13,574,144

             BEVERAGES -- 1.1%
    13,500   The Coca-Cola Co.                                         744,187
     8,000   PepsiCo, Inc.                                             368,000
                                                                  ------------
                                                                     1,112,187

             BIOTECHNOLOGY -- 1.3%
    11,000   Amgen Inc.*<F13>                                          768,109
     2,000   Biogen, Inc.*<F13>                                        122,000
     2,000   Human Genome Sciences, Inc.*<F13>                         346,250
     3,000   Immunex Corp.*<F13>                                       130,500
                                                                  ------------
                                                                     1,366,859

             BUILDING -- 1.4%
    27,397   The Home Depot, Inc.                                    1,453,753

             BUSINESS SOFTWARE & SERVICES -- 0.2%
     1,500   Akamai Technologies, Inc.*<F13>                            78,773
     2,000   Critical Path, Inc.*<F13>                                 121,500
     5,000   Netcentives Inc.*<F13>                                     38,281
                                                                  ------------
                                                                       238,554

             CABLE TV/BROADCASTING -- 0.1%
     2,400   Clear Channel
               Communications, Inc.*<F13>                              135,600

             COMMUNICATION EQUIPMENT -- 3.4%
     1,000   Corning Inc.                                              297,000
    33,500   QUALCOMM Inc.*<F13>                                     2,386,875
    19,000   Tellabs, Inc.*<F13>                                       907,250
                                                                  ------------
                                                                     3,591,125

             COMPUTER NETWORKING -- 7.7%
     9,995   3Com Corp.*<F13>                                          191,779
   139,600   Cisco Systems Inc.*<F13>                                7,712,900
     1,000   Sycamore Networks, Inc.*<F13>                             108,000
                                                                  ------------
                                                                     8,012,679

             COMPUTER & PERIPHERALS -- 14.6%
     2,000   Apple Computer, Inc.*<F13>                                 51,500
     6,500   Compaq Computer Corp.                                     179,270
    36,200   Dell Computer Corp.*<F13>                               1,115,413
    34,000   EMC Corp. (Mass.)*<F13>                                 3,370,250
     8,000   Gateway, Inc.*<F13>                                       374,000
     5,300   Hewlett-Packard Co.                                       514,100
     8,900   International Business
               Machines Corp.                                        1,001,250
    14,824   Palm, Inc.*<F13>                                          784,745
    67,200   Sun Microsystems, Inc.*<F13>                            7,845,600
                                                                  ------------
                                                                    15,236,128

             COMPUTER SOFTWARE & SERVICES -- 0.3%
     2,000   Computer Sciences Corp.*<F13>                             148,500
     2,000   Rational Software Corp.*<F13>                             138,750
                                                                  ------------
                                                                       287,250

             DRUGS -- 6.3%
     7,000   Bristol-Myers Squibb Co.                                  399,875
     8,000   Eli Lilly & Co.                                           649,000
    26,044   Merck & Co., Inc.                                       1,938,650
    68,300   Pfizer Inc.                                             3,069,231
    11,000   Schering-Plough Corp.                                     511,500
                                                                  ------------
                                                                     6,568,256

             ELECTRICAL EQUIPMENT -- 2.6%
     9,000   EchoStar Communications Corp.*<F13>                       474,750
    11,000   General Electric Co.                                      634,562
    55,500   Motorola, Inc.                                          1,567,875
                                                                  ------------
                                                                     2,677,187

             ELECTRONICS -- 0.8%
     2,021   Agilent Technologies, Inc.*<F13>                           98,903
     8,200   Sanmina Corp.*<F13>                                       767,725
                                                                  ------------
                                                                       866,628

             ENERGY -- 0.6%
     7,500   Schlumberger Ltd.                                         617,344

             ENTERTAINMENT/MEDIA -- 1.1%
    16,000   Walt Disney Co.                                           612,000
     2,000   Sony Corp. ADR                                            201,875
     4,000   Time Warner Inc.                                          313,000
                                                                  ------------
                                                                     1,126,875

             FINANCIAL SERVICES -- 3.0%
    21,500   American Express Co.                                    1,306,125
     4,000   Merrill Lynch & Co., Inc.                                 264,000
     2,000   Morgan Stanley Dean Witter & Co.                          182,875
    39,561   The Charles Schwab Corp.                                1,404,416
                                                                  ------------
                                                                     3,157,416

             HOUSEHOLD PRODUCTS -- 0.7%
     3,000   American Home Products Corp.                              169,688
    10,000   Colgate-Palmolive Co.                                     472,000
     2,000   Procter & Gamble Co.                                      134,000
                                                                  ------------
                                                                       775,688

             INSURANCE -- 0.4%
     4,359   American International
               Group, Inc.                                             417,102

             INTERNET INFORMATION PROVIDER -- 7.7%
    73,700   America Online, Inc.*<F13>                              3,961,375
    25,962   At Home Corp.*<F13>                                       366,713
     3,000   InfoSpace, Inc.*<F13>                                      90,750
     8,050   Walt Disney Internet Group*<F13>                           85,531
    16,000   Lycos, Inc.*<F13>                                       1,100,250
     5,000   VerticalNet, Inc.*<F13>                                   175,625
    24,632   Yahoo! Inc.*<F13>                                       2,241,512
                                                                  ------------
                                                                     8,021,756

             INTERNET SOFTWARE & SERVICES -- 5.1%
    18,000   Amazon.com, Inc.*<F13>                                    691,875
     6,000   Citrix Systems, Inc.*<F13>                                120,375
    21,000   CMGI Inc.*<F13>                                           586,687
    12,000   DoubleClick Inc.*<F13>                                    384,000
    15,000   eBay Inc.*<F13>                                         1,030,313
     4,000   Exodus Communications, Inc.*<F13>                         197,500
     9,000   Inktomi Corp.*<F13>                                     1,026,000
     5,000   Juniper Networks, Inc.*<F13>                            1,094,688
     6,000   NetZero, Inc.*<F13>                                        12,750
     1,000   Redback Networks Inc.*<F13>                               164,000
                                                                  ------------
                                                                     5,308,188

             MEDICAL SUPPLIES -- 1.7%
    13,000   Abbott Laboratories                                       618,313
     1,600   Guidant Corp.*<F13>                                       113,100
    11,676   Johnson & Johnson                                       1,096,814
                                                                  ------------
                                                                     1,828,227

             OFFICE EQUIPMENT & SUPPLIES -- 0.1%
    10,500   Staples, Inc.*<F13>                                       148,969

             RESTAURANTS -- 0.3%
     9,600   McDonald's Corp.                                          289,800

             RETAIL-SPECIALTY -- 0.8%
    13,000   Best Buy Co., Inc.*<F13>                                  827,125
     1,000   Starbucks Corp.*<F13>                                      40,063
                                                                  ------------
                                                                       867,188

             RETAIL STORES -- 2.1%
    20,000   Costco Wholesale Corp.*<F13>                              698,750
    17,562   Gap, Inc.                                                 353,435
     4,000   Kohl's Corp.*<F13>                                        230,750
    20,000   Wal-Mart Stores, Inc.                                     962,500
                                                                  ------------
                                                                     2,245,435

             SECURITY SOFTWARE & SERVICES -- 2.2%
     3,000   Check Point Software
               Technologies Ltd.*<F13>                                 472,500
     4,000   Network Associates, Inc.*<F13>                             90,500
     2,000   RSA Security Inc.*<F13>                                    86,250
     8,075   VeriSign, Inc.*<F13>                                    1,635,692
                                                                  ------------
                                                                     2,284,942

             SEMICONDUCTOR CAPITAL SPENDING -- 2.4%
    20,000   Applied Materials, Inc.*<F13>                           1,186,250
    19,200   KLA-Tencor Corp.*<F13>                                    790,800
     8,800   Novellus Systems, Inc.*<F13>                              409,750
     3,000   Teradyne, Inc.*<F13>                                      105,000
                                                                  ------------
                                                                     2,491,800

             SEMICONDUCTORS -- 11.9%
    16,400   Altera Corp.*<F13>                                        783,100
     3,000   Applied Micro Circuits Corp.*<F13>                        621,187
     3,000   Broadcom Corp.*<F13>                                      731,250
    87,200   Intel Corp.                                             3,624,250
    13,000   LSI Logic Corp.*<F13>                                     380,250
     5,200   Maxim Integrated Products Inc.*<F13>                      418,275
     4,000   Micron Technology, Inc.*<F13>                             184,000
     1,000   PMC-Sierra, Inc.*<F13>                                    215,250
     2,000   Rambus Inc.*<F13>                                         157,875
     1,500   STMicroelectronics N.V.                                    71,438
    60,000   Texas Instruments Inc.                                  2,831,250
     2,000   TriQuint Semiconductor, Inc.*<F13>                         72,875
     2,000   Vitesse Semiconductor Corp.*<F13>                         177,875
    25,000   Xilinx, Inc.*<F13>                                      2,140,625
                                                                  ------------
                                                                    12,409,500

             SYSTEM SOFTWARE -- 0.4%
     3,000   Mercury Interactive Corp.*<F13>                           470,250

             TELECOMMUNICATIONS -- 1.6%
     2,000   CIENA Corp.*<F13>                                         245,625
     7,960   EarthLink, Inc.*<F13>                                      72,635
    20,950   Lucent Technologies Inc.                                  640,284
    12,000   Nortel Networks Corp.                                     714,750
                                                                  ------------
                                                                     1,673,294

             TELEPHONE SERVICES -- 0.2%
     2,000   Vodafone Group PLC SP ADR                                  74,000
     5,000   WorldCom, Inc.*<F13>                                      151,875
                                                                  ------------
                                                                       225,875

             WIRELESS COMMUNICATION -- 3.0%
     4,000   Nextel Communications, Inc.*<F13>                         187,000
    72,000   Nokia Corp. "A" ADR                                     2,866,500
     2,000   Sprint Corp. (PCS Group)*<F13>                             70,125
                                                                  ------------
                                                                     3,123,625
                                                                  ------------
               Total common stocks
                 (cost $44,014,553)                                102,603,624


 PRINCIPAL
  AMOUNT
  ------

SHORT-TERM INVESTMENTS -- 6.4% (A)<F14>

             VARIABLE RATE DEMAND NOTES -- 6.4%
$5,100,000   Firstar Bank U.S.A., N.A.                               5,100,000
   935,000   Sara Lee Corp.                                            935,000
   657,827   Wisconsin Electric Power Co.                              657,827
                                                                  ------------
               Total short-term investments
                 (cost $6,692,827)                                   6,692,827
                                                                  ------------
               Total investments
                 (cost $50,707,380)                                109,296,451

             Liabilities, less cash and
               receivables -- (4.5%) (A)<F14>                       (4,686,904)
                                                                  ------------
               NET ASSETS                                         $104,609,547
                                                                  ------------
                                                                  ------------
             Net Asset Value Per Share
               ($0.01 par value 40,000,000
               shares authorized), offering
               and redemption price
               ($104,609,547 / 2,415,093
               shares outstanding)                                $      43.31
                                                                  ------------
                                                                  ------------

  *<F13>   Non-income producing security.
(a)<F14> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000

INCOME:
   Dividends                                                       $   244,750
   Interest                                                            153,647
                                                                   -----------
        Total income                                                   398,397
                                                                   -----------

EXPENSES:
   Management fees                                                   1,156,067
   Administrative services                                             145,606
   Transfer agent fees                                                  59,905
   Professional fees                                                    29,683
   Custodian fees                                                       28,882
   Printing and postage expense                                         24,041
   Registration fees                                                    21,105
   Distribution fees                                                    18,607
   Board of Directors fees                                               4,000
   Other expenses                                                       26,884
                                                                   -----------
        Total operating expenses before interest expense             1,514,780
   Interest expense                                                        208
                                                                   -----------
        Total expenses                                               1,514,988
                                                                   -----------
NET INVESTMENT LOSS                                                 (1,116,591)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS                                     1,177,190

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              25,108,069
                                                                   -----------
NET GAIN ON INVESTMENTS                                             26,285,259
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $25,168,668
                                                                   -----------
                                                                   -----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2000 and 1999

                                                  2000               1999
                                               ----------         ----------
OPERATIONS:
   Net investment loss                        $ (1,116,591)        $  (768,513)
   Net realized gain on investments              1,177,190             743,672
   Net increase in unrealized appreciation
     on investments                             25,108,069          22,020,669
                                              ------------         -----------
        Net increase in net assets
          resulting from operations             25,168,668          21,995,828
                                              ------------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains
     ($0.10485 and $0.50355 per share,
     respectively)                                (288,281)*<F15>     (689,257)
                                              ------------         -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (4,338,174
     and 2,618,497 shares, respectively)       197,704,441          83,448,456
   Net asset value of shares issued in
     distribution (7,470 and 27,402 shares,
     respectively)                                 259,533             610,241
   Cost of shares redeemed (4,773,535 and
     1,135,443 shares, respectively)          (215,551,811)        (37,202,490)
                                              ------------         -----------
        Net (decrease) increase in net
          assets derived from Fund share
          activities                           (17,587,837)         46,856,207
                                              ------------         -----------
        TOTAL INCREASE                           7,292,550          68,162,778
NET ASSETS AT THE BEGINNING OF THE YEAR         97,316,997          29,154,219
                                              ------------         -----------
NET ASSETS AT THE END OF THE YEAR             $104,609,547         $97,316,997
                                              ------------         -----------
                                              ------------         -----------

*<F15>  See Note 8.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                              FOR THE YEARS ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------------------
                                                               2000           1999           1998           1997           1996
                                                              ------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                           $ 34.23        $ 21.88        $ 19.49        $ 15.64        $ 14.17
Income from investment operations:
   Net investment loss                                         (0.56)*<F16>   (0.34)*<F16>   (0.09)*<F16>   (0.13)         (0.06)
   Net realized and unrealized gain on securities               9.74          13.19           2.48           3.98           1.53
                                                             -------        -------        -------        -------        -------
Total from investment operations                                9.18          12.85           2.39           3.85           1.47

Less distributions:
   Dividend from net investment income                            --             --             --             --             --
   Distribution from net realized gains                        (0.10)         (0.50)            --             --             --
                                                             -------        -------        -------        -------        -------
Total from distributions                                       (0.10)         (0.50)            --             --             --
                                                             -------        -------        -------        -------        -------
Net asset value, end of year                                 $ 43.31        $ 34.23        $ 21.88        $ 19.49        $ 15.64
                                                             -------        -------        -------        -------        -------
                                                             -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                                        26.9%          60.0%          12.3%          24.6%          10.4%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                         104,610         97,317         29,154         22,702         17,104
Ratio of operating expenses before interest expense
  to average net assets                                         1.3%           1.5%           1.5%           1.5%           1.5%
Ratio of interest expense to average net assets                 0.0%            N/A            N/A            N/A            N/A
Ratio of net investment loss to average net assets             (1.0%)         (1.1%)         (0.8%)         (0.9%)         (1.1%)
Portfolio turnover rate                                         8.8%          30.3%          39.4%          60.2%          11.8%

*<F16> In 1999, net investment loss per share was calculated using average shares outstanding. In 2000 and 1998, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

 The Reynolds U.S. Government Bond Fund's short average maturity during a period of rising interest rates was the main factor contributing to the Bond Fund's performance in the fiscal year ended September 30, 2000. The Federal Reserve raised interest rates during the Fund's fiscal year ended September 30, 2000 to head off inflationary pressures. The U.S. Government Bond Fund's portfolio of U.S. Government securities had an average maturity of approximately
 .8 years on September 30, 2000 which was at the low end of its expected average maturity. Consequently by keeping its average maturity short the U.S. Government Bond Fund reduced portfolio risk.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
  REYNOLDS U.S. GOVERNMENT BOND FUND AND LEHMAN GOVERNMENT BOND INDEX(1)<F18>

   DATE      REYNOLDS U.S. GOVERNMENT BOND FUND    LEHMAN GOVERNMENT BOND INDEX
   ----      ----------------------------------    ----------------------------
  1/30/92*<F17>            $10,000                           $10,000
  9/30/92                  $10,668                           $10,890
  9/30/93                  $11,679                           $12,088
  9/30/94                  $11,032                           $11,604
  9/30/95                  $11,961                           $13,183
  9/30/96                  $12,498                           $13,763
  9/30/97                  $13,211                           $15,029
  9/30/98                  $14,014                           $17,071
  9/30/99                  $14,460                           $16,781
  9/30/00                  $15,161                           $17,986

*<F17>  INCEPTION DATE

                          AVERAGE ANNUAL TOTAL RETURN

                                                    SINCE INCEPTION
                 1-YEAR              5-YEAR             1/30/92
                 ------              ------             -------
                  4.9%                4.9%                4.9%

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

(1)<F18> The Lehman Government Bond Index is made up of the Treasury Bond Index (all public obligations at the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). All issues have at least one year to maturity and an outstanding par value of at least $100 million.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
September 30, 2000

PRINCIPAL                                                             QUOTED
  AMOUNT                                                           MARKET VALUE
  ------                                                           ------------

LONG-TERM INVESTMENTS -- 25.8% (A)<F19>

            FEDERAL AGENCIES -- 25.8%
$400,000    Federal Home Loan Bank,
              4.66%, due 10/15/01                                   $  392,702
 300,000    Federal Farm Credit Bank,
              6.20%, due 07/01/02                                      298,432
 200,000    Federal Home Loan Bank,
              6.00%, due 08/15/02                                      198,197
 300,000    Federal Home Loan Bank,
              5.37%, due 01/16/03                                      292,711
                                                                    ----------
              Total long-term investments
                (cost $1,190,913)                                    1,182,042

SHORT-TERM INVESTMENTS -- 73.2% (A)<F19>

            U.S. TREASURY SECURITIES -- 6.6%
 300,000    U.S. Treasury Notes,
              8.50%, due 11/15/00
              (cost $336,063)                                          300,703

            FEDERAL AGENCIES -- 47.7%
 500,000    Federal Home Loan Bank,
              5.215%, due 05/03/01                                     496,049
 500,000    Federal Home Loan Bank,
              5.57%, due 05/25/01                                      496,783
 300,000    Federal Farm Credit Corp.,
              6.28%, due 06/20/01                                      299,314
 500,000    Federal Home Loan Bank,
              5.50%, due 08/13/01                                      495,667
 400,000    Federal Home Loan Bank,
              5.295%, due 09/04/01                                     395,646
                                                                    ----------
              Total federal agencies
                (cost $2,196,377)                                    2,183,459

            VARIABLE RATE DEMAND NOTES -- 18.9%
 215,000    American Family Financial Services                         215,000
 215,000    Firstar Bank U.S.A., N.A.                                  215,000
   4,796    Sara Lee Corp.                                               4,796
 215,000    Wisconsin Electric Power Co.                               215,000
 215,000    Wisconsin Corporate
              Central Credit Union                                     215,000
                                                                    ----------
              Total variable rate demand notes
                (cost $864,796)                                        864,796
                                                                    ----------
              Total short-term investments
                (cost $3,397,236)                                    3,348,958
                                                                    ----------
              Total investments
                (cost $4,588,149)                                    4,531,000

            Cash and receivables, less
              liabilities -- 1.0% (A)<F19>                              44,041
                                                                    ----------
              NET ASSETS                                            $4,575,041
                                                                    ----------
                                                                    ----------
            Net Asset Value Per Share
              ($0.01 par value 20,000,000
              shares authorized), offering
              and redemption price
              ($4,575,041 / 475,375
              shares outstanding)                                   $     9.62
                                                                    ----------
                                                                    ----------

(a)<F19>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000

INCOME:
   Interest                                                           $242,762
                                                                      --------

EXPENSES:
   Management fees                                                      30,636
   Professional fees                                                    20,224
   Transfer agent fees                                                  11,934
   Registration fees                                                     5,850
   Administrative services                                               4,085
   Printing and postage expense                                          1,573
   Board of Directors fees                                               1,000
   Custodian fees                                                          873
   Other expenses                                                        2,602
                                                                      --------
        Total expenses before reimbursement
          and management fee waiver                                     78,777

   Less expenses assumed by adviser                                    (42,014)
                                                                      --------
        Net expenses                                                    36,763
                                                                      --------
NET INVESTMENT INCOME                                                  205,999
                                                                      --------
NET INCREASE IN UNREALIZED DEPRECIATION ON INVESTMENTS                 (11,740)
                                                                      --------
NET LOSS ON INVESTMENTS                                                (11,740)
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $194,259
                                                                      --------
                                                                      --------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2000 and 1999

                                                        2000           1999
                                                     ----------     ----------
OPERATIONS:
   Net investment income                             $  205,999     $  175,974
   Net realized loss on investments                          --         (8,750)
   Net increase in unrealized
     depreciation on investments                        (11,740)       (54,979)
                                                     ----------     ----------
        Net increase in net assets
          resulting from operations                     194,259        112,245
                                                     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income
     ($0.4852 and $0.4651 per share,
     respectively)                                     (205,999)      (175,974)
                                                     ----------     ----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (159,133 and
     172,202 shares, respectively)                    1,528,889      1,676,978
   Net asset value of shares issued in
     distributions (20,844 and 16,722 shares,
     respectively)                                      199,943        162,660
   Cost of shares redeemed (133,218 and
     73,473 shares, respectively)                    (1,277,288)      (714,363)
                                                     ----------     ----------
        Net increase in net assets derived from
          Fund share activities                         451,544      1,125,275
                                                     ----------     ----------
        TOTAL INCREASE                                  439,804      1,061,546

NET ASSETS AT THE BEGINNING OF THE YEAR               4,135,237      3,073,691
                                                     ----------     ----------
NET ASSETS AT THE END OF THE YEAR                    $4,575,041     $4,135,237
                                                     ----------     ----------
                                                     ----------     ----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                              FOR THE YEARS ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------------------
                                                               2000           1999           1998           1997           1996
                                                              ------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                           $  9.65        $  9.81        $  9.76        $  9.75        $  9.85
Income from investment operations:
   Net investment income                                        0.49           0.47           0.53           0.53           0.53
   Net realized and unrealized (loss) gain on investments      (0.03)         (0.16)          0.05           0.01          (0.10)
                                                             -------        -------        -------        -------        -------
Total from investment operations                                0.46           0.31           0.58           0.54           0.43

Less distributions:
   Dividends from net investment income                        (0.49)         (0.47)         (0.53)         (0.53)         (0.53)
   Distribution from net realized gains                           --             --             --             --             --
                                                             -------        -------        -------        -------        -------
Total from distributions                                       (0.49)         (0.47)         (0.53)         (0.53)         (0.53)
                                                             -------        -------        -------        -------        -------
Net asset value, end of year                                 $  9.62        $  9.65        $  9.81        $  9.76        $  9.75
                                                             -------        -------        -------        -------        -------
                                                             -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                                        4.85%          3.18%          6.08%          5.70%          4.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                           4,575          4,135          3,074          2,626          2,766
Ratio of expenses (after reimbursement)
  to average net assets*<F20>                                  0.90%          0.90%          0.90%          0.90%          0.90%
Ratio of net investment income
  to average net assets**<F21>                                 5.04%          4.78%          5.40%          5.45%          5.43%

Portfolio turnover rate                                        17.0%             --             --         25.28%         28.65%

 *<F20> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.93%, 2.15%, 2.37%, 2.33% and 2.24% for the years ended September 30, 2000, 1999, 1998, 1997 and 1996, respectively.
**<F21> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 2000, 1999, 1998, 1997 and 1996 would have been 4.01%,
          3.53%, 3.93%, 4.02% and 4.09%, respectively.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000

ASSETS:
   Investments in securities, at value
     (amortized cost $15,520,760)                                  $15,520,760
   Cash                                                             14,463,560
   Interest receivable                                                   7,621
                                                                   -----------
        Total assets                                                29,991,941
                                                                   -----------

LIABILITIES:
   Loan payable                                                      1,760,000
   Interest payable                                                        960
   Other liabilities                                                    20,780
                                                                   -----------
        Total liabilities                                            1,781,740
                                                                   -----------

NET ASSETS:
   Capital Stock, $0.01 par value; 500,000,000 shares
     authorized; 28,210,201 shares outstanding                     $28,210,201
                                                                   -----------
                                                                   -----------

CALCULATION OF NET ASSET VALUE AND REDEMPTION PRICE:
   Net asset value and redemption price per share
     ($28,210,201 / 28,210,201 shares outstanding)                 $      1.00
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
SCHEDULE OF INVESTMENTS
September 30, 2000

 PRINCIPAL
  AMOUNT                                                 RATING       VALUE
  ------                                                 ------       -----
SHORT-TERM INVESTMENTS -- 99.9% (A)<F22>

             COMMERCIAL PAPER -- 99.9%
 $1,000,000  Dupont EI De Nemours Co.,
               6.45%, due 10/04/00                       A1+P1     $   999,463
    950,000  American Express Credit Corp.,
               6.57%, due 10/12/00                        A1P1         948,092
    950,000  General Electric Capital Corp.,
               6.62%, due 10/12/00                       A1+P1         948,078
  1,000,000  Bellsouth Telecomm Inc.,
               6.42%, due 10/13/00                       A1+P1         997,860
  1,000,000  Eastman Kodak Co.,
               6.41%, due 10/17/00                        A1P1         997,151
  1,000,000  Coca Cola Co.,
               6.42%, due 10/27/00                        A1P1         995,363
    900,000  General Motors Acceptance Corp.,
               6.53%, due 10/30/00                        A1P1         895,266
  1,000,000  Associate First Capital Corp.,
               6.51%, due 10/31/00                        A1P1         994,575
  1,000,000  IBM Credit Corp.,
               6.48%, due 10/31/00                        A1P1         994,600
  1,000,000  Merrill Lynch & Co., Inc.,
               6.50%, due 10/31/00                       A1+P1         994,584
  1,100,000  Wal-mart Stores Inc.,
               6.45%, due 10/31/00                       A1+P1       1,094,087
  1,000,000  Wells Fargo Financial Inc.,
               6.53%, due 10/31/00                        A1P1         994,559
    900,000  Prudential Funding Corp.,
               6.53%, due 11/17/00                        A1P1         892,327
    900,000  Motorola Inc.,
               6.43%, due 11/21/00                        A1P1         891,802
  1,000,000  American General Corp.,
               6.53%, due 11/22/00                       A1+P1         990,568
    900,000  AT&T Corp.,
               6.45%, due 01/05/01                       A1+P1         884,520
                                                                   -----------
                    Total commercial paper                          15,512,895

             VARIABLE RATE DEMAND NOTE -- 0.1%
      7,865  Firstar Bank U.S.A., N.A.                   A1+P1           7,865
                                                                   -----------
                    Total investments (100%)
                      (amortized cost $15,520,760)                 $15,520,760
                                                                   -----------
                                                                   -----------

(a)<F22> Percentages for the various classifications relate to total investments.

  The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000

INCOME:
     Interest                                                       $1,064,725
                                                                    ----------

EXPENSES:
     Management fees                                                    90,357
     Transfer agent fees                                                28,194
     Professional fees                                                  22,905
     Registration fees                                                  18,156
     Administrative services                                            18,071
     Printing and postage expense                                       10,563
     Custodian fees                                                      4,931
     Board of Directors fees                                             3,000
     Other expenses                                                     11,644
                                                                    ----------
          Total operating expenses before interest
            expense and management fee waiver                          207,821
     Interest expense                                                      960
                                                                    ----------
          Total expenses before management fee waiver                  208,781
     Less expenses assumed by adviser                                  (90,357)
                                                                    ----------
          Net expenses                                                 118,424
                                                                    ----------
NET INVESTMENT INCOME                                                  946,301
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  946,301
                                                                    ----------
                                                                    ----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2000 and 1999

                                                         2000         1999
                                                      -----------  -----------
OPERATIONS:
   Net investment income                              $   946,301  $   424,025
                                                      -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.0521
     and $0.0437 per share, respectively)                (946,301)    (424,025)
                                                      -----------  -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (334,876,633 and
     55,837,068 shares, respectively)                 334,876,633   55,837,068
   Net asset value of shares issued in
     distributions (816,692 and 365,895
     shares, respectively)                                816,692      365,895
   Cost of shares redeemed (323,944,885 and
     44,620,471 shares, respectively)                (323,944,885) (44,620,471)
                                                      -----------  -----------
          Net increase in net assets derived
            from Fund share activities.                11,748,440   11,582,492
                                                      -----------  -----------
          TOTAL INCREASE                               11,748,440   11,582,492

NET ASSETS AT THE BEGINNING OF THE YEAR                16,461,761    4,879,269
                                                      -----------  -----------
NET ASSETS AT THE END OF THE YEAR                     $28,210,201  $16,461,761
                                                      -----------  -----------
                                                      -----------  -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                                  YEARS ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------------------
                                                               2000           1999           1998           1997           1996
                                                              ------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from investment operations:
   Net investment income                                        0.05           0.04           0.05           0.05           0.05

Less distributions:
   Dividends from net investment income                        (0.05)         (0.04)         (0.05)         (0.05)         (0.05)
                                                              ------         ------         ------         ------         ------
Net asset value, end of year                                  $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                              ------         ------         ------         ------         ------
                                                              ------         ------         ------         ------         ------

TOTAL INVESTMENT RETURN                                        5.34%          4.46%          4.99%          4.87%          4.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                          28,210         16,462          4,879          3,032          3,980
Ratio of operating expenses before interest expense
  (after reimbursement) to average net assets*<F23>            0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of interest expense to average net assets                0.01%            N/A            N/A            N/A            N/A
Ratio of net investment income to average net assets**<F24>    5.24%          4.35%          4.88%          4.77%          4.78%

  *<F23> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.16%, 1.37%, 1.96%, 2.02% and 1.39% for the years ended September 30, 2000, 1999, 1998, 1997 and 1996, respectively.
 **<F24> If the Fund had paid all of its expenses, the ratios would have been 4.74%, 3.63%, 3.57%, 3.40% and 4.04% for the years ended September 30, 2000, 1999, 1998, 1997 and 1996, respectively.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
September 30, 2000

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of five funds: the Reynolds Fund ("Reynolds Fund"), the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Opportunity Fund ("Opportunity Fund"), the Reynolds U.S. Government Bond Fund ("Government Bond Fund") and the Reynolds Money Market Fund ("Money Market Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

     The investment objective of the Reynolds Fund is to produce long-term growth of capital; the investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks having above average growth characteristics; the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; and the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments.

     (a) Each security for the Reynolds Fund, Blue Chip Fund, Opportunity Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts for the Reynolds Fund, the Blue Chip Fund and the Opportunity Fund, as reported on the statements of net assets are substantially the same for Federal income tax purposes. Cost amounts, as reported on the statement of net assets and schedule of investments for the Government Bond Fund and the Money Market Fund, respectively, are the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock of the Reynolds Fund, the Blue Chip Fund and the Opportunity Fund are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Reynolds Fund will elect and all other Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Reynolds Fund has $1,132,007 of post-October losses and the Blue Chip Fund has $14,885,440 of post-October losses, which are deferred for tax purposes until the year ending September 30, 2001. The Blue Chip Fund has $344,232 of net capital loss carryforwards which expire September 30, 2008. The Government Bond Fund has $231,244, $19,651, $2,405 and $9,179 of net capital loss carryforwards which expire September 30, 2003, 2004, 2005 and 2007, respectively.

     (d) The Reynolds Fund, the Blue Chip Fund and the Opportunity Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

     (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and the Funds do not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Funds have management agreements with Reynolds Capital Management ("RCM"), #with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Reynolds Fund, the Blue Chip Fund and the Opportunity Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the year ended September 30, 2000, RCM voluntarily waived $30,636 and $90,357 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements.

     In addition, RCM has voluntarily reimbursed the Government Bond Fund for expenses over 0.90% of the daily net assets of such Fund totaling $11,378. These voluntary reimbursements to the Government Bond Fund may be modified or discontinued at any time by RCM.

     The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those per#formed by RCM pursuant to the management agreements. Under the terms of the agreements, the Reynolds Fund, the Blue Chip Fund and the Opportunity Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

     The Reynolds Fund, the Blue Chip Fund and Opportunity Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

(3)  CREDIT FACILITY --

     Firstar Bank, N.A. has made available to Reynolds Fund, Blue Chip Fund, Opportunity Fund and Money Market Fund a credit facility pursuant to the respective Credit Agreements dated August 7, 2000 for the purpose of having cash available to cover incoming redemptions. The Reynolds Fund can also use the credit facility to purchase securities. The Credit Agreements expire July 31, 2001. The terms of the respective agreements are as follows:

                                              REYNOLDS           BLUE CHIP          OPPORTUNITY         MONEY MARKET
                                                FUND                FUND                FUND                FUND
                                          ---------------     ---------------     ---------------     ---------------
     Payment Terms                         Due in 90 days      Due in 45 days      Due in 45 days      Due in 45 days
     Interest                             Prime Rate - 1%     Prime Rate - 1%     Prime Rate - 1%     Prime Rate - 1%
     Unused Line Fees                          0.10%               0.10%               0.10%               0.10%
     Credit Limit                            $4,000,000          $5,000,000          $3,000,000          $2,000,000
     Average Daily Balance Outstanding           --               $41,520                --               $140,800
     Maximum Amount Outstanding                  --               $738,000               --              $1,760,000
     Interest Expense                           $278                $519                $208                $960

(4)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders. The distributions were declared on October 27, 2000, and will be paid on October 30, 2000 to shareholders of record on October 26, 2000.

                                                   REYNOLDS           BLUE CHIP          OPPORTUNITY
                                                     FUND                FUND                FUND
                                                  ----------          ----------          ----------
     Dividend from net investment income          $       --          $       --          $       --
     $ per share                                          --                  --                  --
     Short-term gains                                     --                  --                  --
     $ per share                                          --                  --                  --
     Long-term capital gains taxed at 20%                 --                  --           1,074,681
     $ per share                                          --                  --             0.43493

(5)  INVESTMENT TRANSACTIONS --

     For the year ended September 30, 2000, purchases and proceeds of sales of long-term investment securities of the Reynolds Fund (excluding short-term securities) were $78,895,885 and $13,618,566, respectively; purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $208,489,197 and $97,987,749, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $9,778,514 and $27,561,661, respectively; and purchases and proceeds of sales of long-term investment securities for the Government Bond Fund (excluding short-term securities) were $592,953 and $700,000, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of September 30, 2000, liabilities of the Funds included the following:

                                                        REYNOLDS      BLUE CHIP     OPPORTUNITY     GOVERNMENT    MONEY MARKET
                                                          FUND           FUND           FUND        BOND FUND         FUND
                                                      -----------    -----------    -----------    -----------    -----------
     Loan payable                                     $        --    $        --    $        --    $       N/A    $ 1,760,000
     Payable to RCM for management fees                    59,918        512,622         93,104             --             --
     Payable to shareholders for redemptions                   --        232,442         12,728             --             --
     Interest payable                                         278            519            208            N/A            960
     Other liabilities                                     61,422        260,252         86,450            378         20,675

(7)  SOURCES OF NET ASSETS --

     As of September 30, 2000, the sources of net assets were as follows:

                                                        REYNOLDS      BLUE CHIP     OPPORTUNITY     GOVERNMENT    MONEY MARKET
                                                          FUND           FUND           FUND        BOND FUND         FUND
                                                      -----------    -----------    -----------    -----------    -----------
     Fund shares issued and outstanding               $66,111,098   $393,902,833   $ 45,174,566     $4,894,670    $28,210,201
     Net unrealized appreciation (depreciation)
       on investments                                   4,419,824    207,800,522     58,589,071        (57,149)            --
     Accumulated net realized (loss) gain
       on investments                                  (1,275,784)   (17,819,100)       845,910       (262,480)            --
                                                      -----------   ------------   ------------     ----------    -----------
                                                      $69,255,138   $583,884,255   $104,609,547     $4,575,041    $28,210,201
                                                      -----------   ------------   ------------     ----------    -----------
                                                      -----------   ------------   ------------     ----------    -----------

     Aggregate net unrealized appreciation (depreciation) for the Funds as of September 30, 2000 consisted of the following:

                                                            REYNOLDS        BLUE CHIP        OPPORTUNITY         GOVERNMENT
                                                              FUND             FUND              FUND             BOND FUND
                                                           ----------       ----------        ----------         ----------
     Aggregate gross unrealized appreciation               $17,710,564     $257,505,461       $62,403,091         $    314
     Aggregate gross unrealized depreciation               (13,290,740)     (49,704,939)       (3,814,020)         (57,463)
                                                           -----------     ------------       -----------         --------
     Net unrealized appreciation (depreciation)            $ 4,419,824     $207,800,522       $58,589,071         $(57,149)
                                                           -----------     ------------       -----------         --------
                                                           -----------     ------------       -----------         --------

(8)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED) --

     In early 2000, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended September 30, 2000. The Funds hereby designate the following amounts as long-term capital gains distributions.

                                        BLUE CHIP          OPPORTUNITY
                                           FUND                FUND
                                        ----------         -----------
     Capital gains taxed at 20%          $37,972             $30,746

     For the Opportunity Fund, the percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 2000, was 95%.

                                                    100 East Wisconsin Avenue
REPORT OF INDEPENDENT ACCOUNTANTS                   Suite 1500
                                                    Milwaukee, WI 53202

(PRICEWATERHOUSECOOPERS LOGO)

October 27, 2000

To the Shareholders and Board of Directors of Reynolds Funds, Inc.

  In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of Reynolds Money Market Fund and the statements of net assets of Reynolds Fund, Reynolds Blue Chip Growth Fund, Reynolds Opportunity Fund and Reynolds U.S. Government Bond Fund (constituting Reynolds Funds, Inc., hereafter referred to as the "Funds") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds at September 30, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                             FREDERICK L. REYNOLDS
                                ROBERT E. SNADER
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202